Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	€ 66.6	€ 57.6	€ 144.0	€ 147.4
Other comprehensive income/(loss):
Actuarial gains on defined benefit pension plans	13.2	2.9	10.0	7.0
Taxation charge on remeasurement of defined benefit pension plans	(3.6)	(0.1)	(2.1)	(1.2)
Items not reclassified to the Statement of Profit or Loss	9.6	2.8	7.9	5.8
Exchange differences on translation of foreign operations	(3.6)	(9.5)	(1.3)	(33.3)
Cash flow hedges	43.2	13.4	47.7	(17.5)
Taxation (charge)/credit relating to components of other comprehensive income	(7.8)	(5.2)	(11.8)	4.1
Items that may be subsequently reclassified to the Statement of Profit or Loss	31.8	(1.3)	34.6	(46.7)
Other comprehensive income/(loss) for the period, net of tax	41.4	1.5	42.5	(40.9)
Total comprehensive income for the period	€ 108.0	€ 59.1	€ 186.5	€ 106.5